Investment Securities - Schedule of Amortized Cost and Fair Value by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Amortized Cost
Due in one year or less	$ 2,102
Due after one year through five years	25,465
Due after five years through ten years	26,216
Due after ten years	110,389
Total	164,172
Mortgage-backed securities	51,736
Total Amortized Cost	215,908	$ 297,149
Fair Value
Due in one year or less	2,102
Due after one year through five years	25,346
Due after five years through ten years	23,779
Due after ten years	91,875
Total	143,102
Mortgage-backed securities	45,640
Fair Value	$ 188,742	$ 250,747